Document And Entity Information	Aug. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2023
Entity Registrant Name	Axsome Therapeutics, Inc.
Entity Central Index Key	0001579428
Entity Emerging Growth Company	false
Securities Act File Number	001-37635
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-4241907
Entity Address, Address Line One	One World Trade Center, 22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	332-3241
Entity Information, Former Legal or Registered Name	Axsome Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	AXSM
Security Exchange Name	NASDAQ